FINANCE EXPENSES, NET - Disclosure of finance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Expenses [Abstract]
Interest on bank loans and bank fees	$ 1,704	$ 993	$ 964
Change in fair value options	310	(423)	414
Finance expenses in respect of loans from others	591	70	217
Finance expenses in respect of shareholders and related companies	(24)	(15)	136
Finance expenses in respect of other liabilities	161	167	202
Finance expenses in respect of leases liabilities	330	260	214
Financing income in respect of finance sub-lease	(17)	0	(2)
Exchange rate differences	(767)	1,968	(490)
Total Finance Expenses, Net	$ 2,288	$ 3,020	$ 1,655